Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Losses [Member]
Beginning balance at Mar. 31, 2013	$ 696,170	$ 495	$ 224,053	$ 478,664	$ (7,042)
Net Earnings	124,243			124,243
Stock Option Exercises and Restricted Share Vesting	14,187	5	14,182
Tax Benefit-Stock Option Exercise	8,067		8,067
Dividends to Stockholders	(19,950)			(19,950)
Stock Compensation Expense	10,136	1	10,135
Shares Redeemed to Settle Employee Taxes	(2,913)		(2,913)
Unfunded Pension Liability, net of tax	1,559				1,559
Ending Balance at Mar. 31, 2014	831,499	501	253,524	582,957	(5,483)
Net Earnings	186,853			186,853
Stock Option Exercises and Restricted Share Vesting	4,311	1	4,310
Tax Benefit-Stock Option Exercise	5,743		5,743
Dividends to Stockholders	(20,093)			(20,093)
Stock Compensation Expense	13,030		13,030
Shares Redeemed to Settle Employee Taxes	(4,166)		(4,166)
Unfunded Pension Liability, net of tax	(6,584)				(6,584)
Ending Balance at Mar. 31, 2015	1,010,593	502	272,441	749,717	(12,067)
Net Earnings	152,592			152,592
Stock Option Exercises and Restricted Share Vesting	2,866	2	2,864
Tax Benefit-Stock Option Exercise	4,102		4,102
Purchase and Retirement of Common Stock	(123,530)	(19)	(123,511)
Dividends to Stockholders	(19,823)			(19,823)
Stock Compensation Expense	17,346		17,346
Shares Redeemed to Settle Employee Taxes	(4,273)		(4,273)
Unfunded Pension Liability, net of tax	658				658
Ending Balance at Mar. 31, 2016	$ 1,040,531	$ 485	$ 168,969	$ 882,486	$ (11,409)